Document and Entity Information	Sep. 23, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	CEDAR FAIR L P
Entity Incorporation State Country Code	DE
Entity Address, Country	NA
Amendment Flag	false
Entity Central Index Key	0000811532
Document Type	8-K
Document Period End Date	Sep. 23, 2020
Entity File Number	1-9444
Entity Tax Identification Number	34-1560655
Entity Address, Address Line One	One Cedar Point Drive
Entity Address, City or Town	Sandusky
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44870-5259
City Area Code	(419)
Local Phone Number	626-0830
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Depositary Units (Representing Limited Partner Interests)
Trading Symbol	FUN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Country	NA